NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Risks and Uncertainties (Policies)	12 Months Ended
Jun. 30, 2018
Policies
Risks and Uncertainties

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.